Restatement of Previously Issued Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restatement of Previously Issued Financial Statements

Note 2: Restatement of Previously Issued Financial Statements

The Company has restated the condensed consolidated financial statements for the three and six months ended June 30, 2021.

Network

Since 2017, P3 Health Group Holdings and P3 Health Partners, LLC (collectively with P3 Health Partners, Inc., “P3”) have entered into a collective of arrangements with the Network whereby P3 consolidates the Network under the Variable Interest Entity model in accordance with ASC Topic 810, Consolidation (“ASC 810”). Historically, all of the net losses incurred by the Network has been allocated to loss attributable to non-controlling interests. Based on an analysis of the deficit funding agreement between P3 and the Network, P3 is obligated to fund losses incurred by the Network. Because P3 is contractually obligated to fund the losses, losses incurred by the Network should not be allocated to non-controlling interests.

Based on management’s evaluation, it was concluded that the Company’s accounting for non-controlling interests related to the Network is not attributed in the manner contemplated by ASC 810. As a result, the Company is reclassifying the loss attributable to non-controlling interest related to the Network to loss attributable to controlling interests on the Consolidated Balance Sheets, Consolidated Statements of Operations, and the Consolidated Statements of Changes in Stockholders’/Members’ Equity for the periods described above.

The Company's accounting for the loss in controlling interests instead of non-controlling interests has no impact on the Company's current or previously reported cash position, revenue, operating expenses or total operating, investing or financing cash flows.

Preferred Returns

P3's capital structure consists of Class A Units, which represent commitments from the Company’s private equity sponsors, and Class D Units, which represents an additional investment from a private equity sponsor. Both the Class A and Class D Units have voting rights and, accrue a preferred return in the amount of 8.0% per annum.

Historically, all of the accrued returns have been incorrectly recognized as interest expense on P3’s Statements of Operations and as equity on P3’s Balance Sheets. Based on the analysis of the Class A and Class D Units, the preferred returns should not be accrued until they are legally declared. As a result, the Company’s historical recording of preferred returns in equity and interest expense has been removed as no recognition is necessary until legally declared.

Class A Units

Historically, the Class A Preferred Units issued by P3 have been accounted for as permanent equity. Since the Class A Preferred Units are redeemable upon the occurrence of a Sale of the Company via the liquidation and distribution preferences that returns invested capital and the preferred return, management evaluated whether the occurrence of such an event is outside of the Company’s control. As the Class A preferred unit holders hold a majority vote, the redemption of Class A Preferred Units upon a Sale of the Company, irrespective of probability, is outside of the Company’s control.

Based on management’s evaluation, the Class A Preferred Units should be reclassified from permanent to mezzanine equity. Additionally, the Company entered into the Second Amended and Restated Limited Liability Company Agreement in 2019, which provided the holders of Class A units an 8% per annum preferred return.  The Company determined that the amendment should be accounted for as a modification. Therefore, the Company recorded the incremental increase in fair value as an adjustment to the carrying value of Class A units with an offset to APIC equivalent and accumulated deficit.

Capitated Revenues

Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient (via a Risk Adjustment Factor, “RAF”). The Company’s policy is to recognize the variable RAF component of capitation revenues, to the extent that it is probable a significant reversal will not occur. At the December 31, 2020 balance sheet date the Company determined its estimates of the RAF components of certain capitation revenues were constrained and therefore not estimable, as it was not probable a significant reversal would not occur. The Company subsequently collected the RAF components of capitation payments prior to the issuance of the 2020 financial statements, effectively relieving the constraints which previously existed at the December 31, 2020 balance sheet date.  As a result, capitation revenues for 2020 were restated based on the results of management’s analysis of the RAF component of cash receipts collected prior to the issuance 2020 financial statements which were previously determined to not be estimable. The revenue now recognized in 2020 was previously recognized in June of 2021. The total amount of the RAF adjustment was $6,532,954.

There were two other errors related to capitated revenue, other patient service revenue, and medical expenses which were corrected in the restatement. Firstly, the Company has reclassified capitated revenue streams attributable to the Network. These capitated revenues were previously classified as “other patient service revenue” and then have been reclassified into “capitated revenue”. Secondly, the Company has eliminated intercompany revenue and expense related to transactions between Bacchus and P3-NV that should have been eliminated in consolidation. Prior to the restatement noted above regarding capitated revenue, this adjustment was a decrease to other patient service revenue and a decrease to medical expenses.

Disclosure Correction

The disclosure of the condensed financial statement of the Company’s consolidated VIE has been corrected for accrued interest and interest expense relating to the advances made to the VIE for the three and six month periods ended June 30, 2021 (see Note 25).  There is no impact to the condensed consolidated financial statements of the Company of this correction to the disclosures.

The following tables summarize the restatement adjustments on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated:

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustment	As Restated
Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$294,860,130	$—	$—	$—	$(4,335,073)	$290,525,057
Other Patient Service Revenue	8,122,849	—	—	—	(2,763,520)	5,359,329
Total Operating Revenue	302,982,979	—	—	—	(7,098,593)	295,884,386
Medical Expenses	297,570,662	—	—	—	(565,640)	297,005,022
Total Operating Expenses	335,409,517	—	—	—	(565,640)	334,843,877
Operating Loss	(32,426,538)	—	—	—	(6,532,953)	(38,959,491)
Interest Expense, net	(8,487,374)	—	3,993,325	—	—	(4,494,049)
Total Other Expenses	(19,148,953)	—	3,993,325	—	—	(15,155,628)
Net Loss Attributable to Non-Controlling Interests	(5,241,713)	5,241,713	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(46,333,778)	(5,241,713)	3,993,325	—	(6,532,953)	(54,115,119)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$147,159,665	$—	$—	$—	$(5,598,799)	$141,560,866
Other Patient Service Revenue	4,258,933	—	—	—	(1,233,356)	3,025,577
Total Operating Revenue	151,418,598	—	—	—	(6,832,155)	144,586,443
Medical Expenses	150,679,717	—	—	—	(299,200)	150,380,517
Total Operating Expenses	170,856,707	—	—	—	(299,200)	170,557,507
Operating Loss	(19,438,108)	—	—	—	(6,532,955)	(25,971,063)
Interest Expense, net	(4,406,240)	—	2,036,476	—	—	(2,369,764)
Total Other Expenses	(5,529,823)	—	2,036,476	—	—	(3,493,347)
Net Loss Attributable to Non-Controlling Interests	(1,959,421)	1,959,421	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,008,510)	(1,959,421)	2,036,476	—	(6,532,955)	(29,464,410)

Condensed Consolidated Statement of Changes in Members' Deficit for the Six Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$1,817,564	$—	$(1,817,564)	$—	$—	$—
Net Loss	(51,575,491)	—	3,993,325	—	(6,532,953)	(54,115,119)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$926,852	$—	$(926,852)	$—	$—	$—
Net Loss	(24,967,931)	—	2,036,476	—	(6,532,955)	(29,464,410)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Cash Flows for the Six Months Ended June 30, 2021
Net Loss	$(51,575,491)	$—	$3,993,325	$—	$(6,532,953)	$(54,115,119)
Health Plan Settlements Receivable/Premiums Receivable	(5,320,861)	—	—	—	6,532,953	1,212,092
Class A and Class D Preferred Returns	3,993,325	—	(3,993,325)	—	—	—

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2021
Preferred Return at 8% for Class A Units	$890,612	$—	$(890,612)	$—	$—	$—
Net Loss	(26,607,560)	—	1,956,848	—	—	(24,650,712)
Balance as of March 31,2021	(122,918,168)	—	5,633,581	(43,656,269)	6,532,954	(154,407,902)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2020
Balance as of December 31, 2020	$(97,661,735)	$—	$4,567,346	$(43,656,270)	$6,532,954	$(130,217,705)

*Rounding may cause variances

Note 2: Restatement of Previously Issued Financial Statements

The Company has restated the consolidated financial statements for the years ended December 31, 2020 and 2019.

Network

Since 2017, P3 Health Group Holdings and P3 Health Partners, LLC (collectively with P3 Health Partners, Inc., “P3”) have entered into a collective of arrangements with the Network whereby P3 consolidates the Network under the Variable Interest Entity model in accordance with ASC Topic 810, Consolidation (“ASC 810”). Historically, all of the net losses incurred by the Network has been allocated to loss attributable to non-controlling interests. Based on an analysis of the deficit funding agreement between P3 and the Network, P3 is obligated to fund losses incurred by the Network. Because P3 is contractually obligated to fund the losses, losses incurred by the Network should not be allocated to non-controlling interests.

Based on management’s evaluation, it was concluded that the Company’s accounting for non-controlling interests related to the Network is not attributed in the manner contemplated by ASC 810. As a result, the Company is reclassifying the loss attributable to non-controlling interest related to the Network to loss attributable to controlling interests on the Consolidated Balance Sheets, Consolidated Statements of Operations, and the Consolidated Statements of Changes in Stockholders’/Members’ Equity for the periods described above.

The Company’s accounting for the loss in controlling interests instead of non-controlling interests has no impact on the Company’s current or previously reported cash position, revenue, operating expenses or total operating, investing or financing cash flows.

Preferred Returns

P3’s capital structure consists of Class A Units, which represent commitments from the Company’s private equity sponsors, and Class D Units, which represents an additional investment from a private equity sponsor. Both the Class A and Class D Units have voting rights and, accrue a preferred return in the amount of 8.0% per annum.

Historically, all of the accrued returns have been incorrectly recognized as interest expense on P3’s Statements of Operations and as equity on P3’s Balance Sheets. Based on the analysis of the Class A and Class D Units, the preferred returns should not be accrued until they are legally declared. As a result, the Company’s historical recording of preferred returns in equity and interest expense has been removed as no recognition is necessary until legally declared.

Class A Units

Historically, the Class A Preferred Units issued by P3 have been accounted for as permanent equity. Since the Class A Preferred Units are redeemable upon the occurrence of a Sale of the Company via the liquidation and distribution preferences that returns invested capital and the preferred return, management evaluated whether the occurrence of such an event is outside of the Company’s control. As the Class A preferred unit holders hold a majority vote, the redemption of Class A Preferred Units upon a Sale of the Company, irrespective of probability, is outside of the Company’s control.

Based on management’s evaluation, the Class A Preferred Units should be reclassified from permanent to mezzanine equity. Additionally, the Company entered into the Second Amended and Restated Limited Liability Company Agreement in 2019, which provided the holders of Class A units an 8% per annum preferred return. The Company determined that the amendment should be accounted for as a modification. Therefore, the Company recorded the incremental increase in fair value as an adjustment to the carrying value of Class A units with an offset to APIC equivalent and accumulated deficit.

Capitated Revenues

Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient (via a Risk Adjustment Factor, “RAF”). The Company’s policy is to recognize the variable RAF component of capitation revenues, to the extent that it is probable a significant reversal will not occur. At the December 31, 2020 balance sheet date the Company determined its estimates of the RAF components of certain capitation revenues were constrained and therefore not estimable, as it was not probable a significant reversal would not occur. The Company subsequently collected the RAF components of capitation payments prior to the issuance of the 2020 financial statements, effectively relieving the constraints which previously existed at the December 31, 2020 balance sheet date. Capitation revenues for 2020 are restated based on the results of management’s analysis of the RAF component of cash receipts collected prior to the issuance 2020 financial statements which were previously determined to not be estimable. The total amount of the RAF adjustment was $6,532,954.

There were two other errors related to capitated revenue, other patient service revenue, and medical expenses which were corrected in the restatement. Firstly, the Company has reclassified capitated revenue streams attributable to the Network. These capitated revenues were previously classified as “other patient service revenue” and then have been reclassified into “capitated revenue”. Secondly, the Company has eliminated intercompany revenue and expense related to transactions between Bacchus and P3-NV that should have been eliminated in consolidation. Prior to the restatement noted above regarding capitated revenue, this adjustment was a decrease to other patient service revenue and a decrease to medical expenses.

Disclosure Correction

The amounts reported as intercompany accrued interest for advances made to the Company’s consolidated VIE were incorrectly disclosed for the year ended December 31, 2020 and has been reduced (see Note 27). The disclosure of the condensed financial statement of the VIE have also been corrected for accrued interest and interest expense relating to the advance (see Note 28). There is no impact to the consolidated financial statements of the Company as result of this correction to the disclosures.

The following tables summarize the restatement adjustments on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated:

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated
Consolidated Balance Sheet as of December 31, 2020
Health Plan Settlement Receivable	$38,429,833	$—	$—	$—	$6,532,954	$44,962,787
Total Current Assets	84,347,633	—	—	—	6,532,954	90,880,587
Total Assets	99,902,252	—	—	—	6,532,954	106,435,206
Class A Units Subject to Possible Redemption	—	—	—	43,656,270	—	43,656,270
Class D Units Subject to Possible Redemption	51,608,900	—	(4,567,346)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	3,815,034	—	(3,815,034)	—	—	—
Accumulated Equity-Based Compensation	1,368,567	—	—	(921,092)	—	447,475
Retained Loss from Non-Controlling Interests	(18,187,381)	18,187,381	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(126,242,225)	(18,187,381)	8,382,381	(970,908)	6,532,954	(130,485,179)
Total Member’s Deficit	(97,661,735)	—	4,567,346	(43,656,270)	6,532,954	(130,217,705)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	99,902,252	—	—	—	6,532,954	106,435,206

Consolidated Statement of Operations for the Year Ended December 31, 2020
Capitated Revenue	$471,551,241	$—	$—	$—	$9,188,336	$480,739,577
Other Patient Service Revenue	13,990,050	—	—	—	(3,666,102)	10,323,948
Total Operating Revenue	485,541,291	—	—	—	5,522,234	491,063,525
Medical Expenses	485,513,143	—	—	—	(1,010,720)	484,502,423
Total Operating Expenses	520,661,923	—	—	—	(1,010,720)	519,651,203
Operating Loss	(35,120,632)	—	—	—	6,532,954	(28,587,678)
Interest Expense, net	(9,970,260)	—	7,437,080	—	—	(2,533,180)
Total Other Income (Expense)	(10,260,944)	—	7,437,080	—	—	(2,823,864)
Net Loss Attributable to Non-Controlling Interests	(4,307,071)	4,307,071	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(41,074,505)	(4,307,071)	7,437,080	—	6,532,954	(31,411,542)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2020
Preferred Return(s) at 8% (Class A + Class D Units)	$7,437,080	$—	$(7,437,080)	$—	$—	$—
Net Loss	(45,381,576)	—	7,437,080	—	6,532,954	(31,411,542)
Balance as of December 31, 2020	(97,661,735)	—	4,567,346	(43,656,270)	6,532,954	(130,217,705)

Consolidated Statements of Cash Flows for the Year Ended December 31 2020
Net Loss	$(45,381,576)	$—	$7,437,080	$—	$6,532,954	$(31,411,542)
Health Plan Settlements Receivable/Premiums Receivable	(20,974,286)	—	—	—	(6,532,954)	(27,507,240)
Class A and Class D Preferred Returns	7,437,080	—	(7,437,080)	—	—	—

Consolidated Balance Sheet as of December 31, 2019
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	47,556,622	—	(515,068)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	430,230	—	(430,230)	—	—	—
Accumulated Equity-Based Compensation	921,092	—	—	(921,092)	—	—
Retained Loss from Non-Controlling Interests	(13,880,310)	13,880,310	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(85,167,716)	(13,880,310)	945,297	(970,908)	—	(99,073,637)
Total Member’s Deficit	(55,932,434)	—	515,068	(43,656,271)	—	(99,073,637)

Consolidated Statement of Operations for the Year Ended December 31, 2019
Capitated Revenue	$138,727,943	$—	$—	$—	$604,764	$139,332,707
Other Patient Service Revenue	7,166,889	—	—	—	(1,017,484)	6,149,405
Total Operating Revenue	145,894,832	—	—	—	(412,720)	145,482,112
Medical Expenses	141,442,457	—	—	—	(412,720)	141,029,737
Total Operating Expenses	185,430,503	—	—	—	(412,720)	185,017,783
Interest Expense, net	(3,479,139)	—	945,297	—	—	$(2,533,842)
Total Other Income (Expense)	(3,381,184)	—	945,297	—	—	(2,435,887)
Net Loss Attributable to Non-Controlling Interests	(7,907,592)	7,907,592	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(35,009,263)	(7,907,592)	945,297	—	—	(41,971,558)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2019
Preferred Return(s) at 8% (Class A + Class D Units)	$945,298	$—	$(945,298)	$—	$—	$—
Net Loss	(42,916,855)	—	945,297	—	—	(41,971,558)
Conversion of Debt to Class A Units	3,764,025	—	—	(3,764,025)	—	—
Class A Units Issued	11,184,468	—	—	(11,184,468)	—	—
Redemption of Class A Units	(15,000,000)	—	—	15,000,000	—	—
Modification of Class A	—	—	—	(1,892,002)	—	(1,892,002)
Balance as of December 31, 2019	(55,932,434)	—	515,068	(43,656,271)	—	(99,073,637)

Consolidated Statements of Cash Flows for the Year Ended December 31 2019
Net Loss	$(42,916,855)	$—	$945,297	$—	$—	$(41,971,558)
Class A and Class D Preferred Returns	945,297	—	(945,297)	—	—	—

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2018
Balance as of December 31, 2018	$(13,868,589)	$—	$—	$(41,815,530)	$—	$(55,684,119)

The restated unaudited interim financial information for the quarterly periods ended September 30, 2021, June 30, 2021, March 31, 2021, September 30, 2020, June 30, 2020 and March 31, 2020, is included in Note 30, “Quarterly Financial Information (Unaudited)”.